GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2014	Oct. 24, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 228	$ 221
Accounts receivable		280	292
Due from Affiliates		0	0
Inventory, Raw Materials, Net of Reserves		119	143
Finished Goods		271	238
Other current assets		50	48
Assets, Current		948	942
Property and equipment, net		1,075	1,107
Other Assets, Noncurrent		20	19
Deferred income taxes		9	9
Investment in affiliates		20	19
Intercompany borrowing		0	0
Intangible assets, net		323	356
Goodwill		211	211	$ 218
Assets	[1]	2,606	2,663
Current liabilities:
Trade payables		238	223
Due to affiliates		0	0
Current installments of long-term debt		(36)	(36)
Accrued interest		11	11
Accrued income taxes		8	5
Accrued Salaries, Current		61	43
Accrued expenses and other liabilities		122	83
Liabilities, Current		476	401
Long-term debt		(1,167)	(1,169)
Other liabilities		72	64
Pension liabilities		341	333
Due To Intercompany Borrowing, Noncurrent		0	0
Deferred income taxes		66	70
Liabilities		2,122	2,037
Equity (deficit):
Accumulated other comprehensive income		(76)	(92)	(28)
Total deficit		484	626
Total liabilities and deficit		2,606	2,663
Total Momentive Performance Material's deficit		482	626	$ 769	$ 857	$ 0	$ (1,480)
Parent [Member]
Current assets:
Cash and cash equivalents		39	57
Accounts receivable		0	0
Due from Affiliates		0	0
Inventory, Raw Materials, Net of Reserves		0	0
Finished Goods		0	0
Other current assets		0	0
Assets, Current		39	57
Property and equipment, net		0	0
Other Assets, Noncurrent		0	0
Deferred income taxes		0	0
Investment in affiliates		1,556	1,675
Intercompany borrowing		264	131
Intangible assets, net		0	0
Goodwill		0	0
Assets		1,859	1,863
Current liabilities:
Trade payables		0	0
Due to affiliates		0	0
Current installments of long-term debt		0	(3)
Accrued interest		11	10
Accrued income taxes		0	0
Accrued Salaries, Current		0	0
Accrued expenses and other liabilities		0	0
Liabilities, Current		11	13
Long-term debt		(1,167)	(1,169)
Other liabilities		0	0
Pension liabilities		0	0
Due To Intercompany Borrowing, Noncurrent		197	55
Deferred income taxes		0	0
Liabilities		1,375	1,237
Equity (deficit):
Total deficit		484	626
Total liabilities and deficit		1,859	1,863
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents		1	2
Accounts receivable		77	81
Due from Affiliates		86	59
Inventory, Raw Materials, Net of Reserves		71	67
Finished Goods		118	111
Other current assets		16	16
Assets, Current		369	336
Property and equipment, net		526	525
Other Assets, Noncurrent		1	2
Deferred income taxes		0	0
Investment in affiliates		257	325
Intercompany borrowing		927	1,048
Intangible assets, net		136	149
Goodwill		105	105
Assets		2,321	2,490
Current liabilities:
Trade payables		64	63
Due to affiliates		41	23
Current installments of long-term debt		0	0
Accrued interest		0	0
Accrued income taxes		0	0
Accrued Salaries, Current		35	25
Accrued expenses and other liabilities		41	37
Liabilities, Current		181	148
Long-term debt		0	0
Other liabilities		15	14
Pension liabilities		168	185
Due To Intercompany Borrowing, Noncurrent		401	468
Deferred income taxes		0	0
Liabilities		765	815
Equity (deficit):
Total deficit		1,556	1,675
Total liabilities and deficit		2,321	2,490
Non-guarantor subsidiaries [Member]
Current assets:
Cash and cash equivalents		188	162
Accounts receivable		203	211
Due from Affiliates		41	24
Inventory, Raw Materials, Net of Reserves		48	76
Finished Goods		153	127
Other current assets		34	32
Assets, Current		667	632
Property and equipment, net		549	582
Other Assets, Noncurrent		19	17
Deferred income taxes		9	9
Investment in affiliates		20	19
Intercompany borrowing		51	50
Intangible assets, net		187	207
Goodwill		106	106
Assets		1,608	1,622
Current liabilities:
Trade payables		174	160
Due to affiliates		86	60
Current installments of long-term debt		(36)	(33)
Accrued interest		0	1
Accrued income taxes		8	5
Accrued Salaries, Current		26	18
Accrued expenses and other liabilities		81	46
Liabilities, Current		411	323
Long-term debt		0	0
Other liabilities		57	50
Pension liabilities		173	148
Due To Intercompany Borrowing, Noncurrent		644	706
Deferred income taxes		66	70
Liabilities		1,351	1,297
Equity (deficit):
Total deficit		257	325
Total liabilities and deficit		1,608	1,622
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents		0	0
Accounts receivable		0	0
Due from Affiliates		(127)	(83)
Inventory, Raw Materials, Net of Reserves		0	0
Finished Goods		0	0
Assets, Current		(127)	(83)
Property and equipment, net		0	0
Other Assets, Noncurrent		0	0
Deferred income taxes		0	0
Investment in affiliates		(1,813)	(2,000)
Intercompany borrowing		(1,242)	(1,229)
Intangible assets, net		0	0
Goodwill		0	0
Assets		(3,182)	(3,312)
Current liabilities:
Trade payables		0	0
Due to affiliates		(127)	(83)
Current installments of long-term debt		0	0
Accrued interest		0	0
Accrued income taxes		0	0
Accrued Salaries, Current		0	0
Accrued expenses and other liabilities		0	0
Liabilities, Current		(127)	(83)
Long-term debt		0	0
Other liabilities		0	0
Pension liabilities		0	0
Due To Intercompany Borrowing, Noncurrent		(1,242)	(1,229)
Deferred income taxes		0	0
Liabilities		(1,369)	(1,312)
Equity (deficit):
Total deficit		(1,813)	(2,000)
Total liabilities and deficit		$ (3,182)	$ (3,312)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.